Advances for Vessels' Acquisitions - Additional Information (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions	$ 0	$ 23,414,570	$ 23,400,000
Eco Oracle and Eco Wizard [Member]
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions			$ 23,400,000